Restructuring - Additional Information (Details) - USD ($) $ in Millions		3 Months Ended
	Mar. 23, 2023	Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
Reduced previously recorded payroll accrual expense		$ (1.5)
Employees And Other Cost Saving
Restructuring Cost and Reserve [Line Items]
Percentage of reduction in workforce	35.00%